Average Annual Total Returns - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio	Apr. 29, 2023
VIP Real Estate Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(27.58%)
Past 5 years	1.62%
Past 10 years	5.03%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWEJ
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.02%
Past 10 years	4.97%